Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 7,178	$ 6,344
Marketable securities and warrants	2,966	348
Trade receivables	2,467	2,278
VAT receivables	4,879	4,010
Income taxes recoverable	180	415
Inventories	2,363	2,615
Other current assets	925	752
Current assets	20,958	16,762
Non-current assets
Property, plant and equipment	57,981	61,538
Mineral rights	20,408	2,676
Deferred income tax assets	8,463	10,894
Total assets	72,843	55,150
Current liabilities
Trade and other payables	7,380	6,700
VAT payables	2,649	1,927
Current portion of long-term lease liabilities	434	489
Current liabilities	10,463	9,116
Non-current liabilities
Convertible debentures	6,679
Long-term lease liabilities	480	788
Provisions	1,829	2,243
Deferred income tax liabilities	840	811
Total liabilities	20,291	12,958
Equity
Share capital	135,516	114,840
Contributed surplus	33,803	28,730
Accumulated other comprehensive loss	(18,385)	(13,006)
Deficit	(98,382)	(88,372)
Total equity	52,552	42,192
Total liabilities and equity	$ 72,843	$ 55,150